INTERBANK LOANS	12 Months Ended
Dec. 31, 2017
Interbank Loans
INTERBANK LOANS

NOTE 08

INTERBANK LOANS

a)	As of December 31, 2017 and 2016, balances of “Interbank loans”are as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Domestic banks
Interbank loans	-	23
Other domestic bank loans	-	51

Foreign Interbank Loans
Interbank loans – Foreign	162,685	272,733
Provisions and impairment for foreign bank loans	(472)	(4,135)

Total	162,213	268,672

b)	The amount in each period for provisions and impairment of interbank loans is shown below:

	As of December 31,
	2017			2016
	Domestic banks	Foreign banks	Total	Domestic banks	Foreign banks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Balance as of January 1	-	4,135	4,135	-	1,166	1,166
Provisions established	251	56	307	1	3,051	3,052
Provisions released	(251)	(3,719)	(3,970)	(1)	(82)	(83)
Total	-	472	472	-	4,135	4,135